UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2011

Date of reporting period:	4/30/2011

Item 1. Schedule of Investments

Prudential Investment Portfolios 5

Prudential Jennison Conservative Growth Fund

Schedule of Investments

as of April 30, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Aerospace & Defense — 2.0%
7,878	Precision Castparts Corp.	$ 1,217,309
38,432	United Technologies Corp.	3,442,738

		4,660,047

Automobiles — 2.2%
57,307	Bayerische Motoren Werke AG (Germany), ADR	1,796,575
204,226	Ford Motor Co.(a)(b)	3,159,376

		4,955,951

Beverages — 1.3%
45,540	Coca-Cola Co. (The)	3,072,128

Biotechnology — 0.3%
9,612	Celgene Corp.(b)	565,955

Capital Markets — 5.9%
48,540	Ameriprise Financial, Inc.	3,012,392
25,975	Franklin Resources, Inc.	3,353,892
26,340	Goldman Sachs Group, Inc. (The)	3,977,604
121,205	Morgan Stanley	3,169,511

		13,513,399

Chemicals — 1.8%
47,715	E.I. du Pont de Nemours & Co.	2,709,735
21,332	Monsanto Co.	1,451,429

		4,161,164

Communications Equipment — 2.5%
66,106	Juniper Networks, Inc.(b)	2,533,843
56,298	QUALCOMM, Inc.	3,199,978

		5,733,821

Computers & Peripherals — 4.4%
20,980	Apple, Inc.(b)	7,305,865
100,646	Dell, Inc.(b)	1,561,020
21,295	NetApp, Inc.(b)	1,106,914

		9,973,799

Consumer Finance — 3.0%
138,951	American Express Co.	6,819,715

Diversified Telecommunication Services — 0.5%
130,502	Frontier Communications Corp.	1,079,252

Electric Utilities — 1.3%
42,609	ITC Holdings Corp.	3,022,256

Electronic Equipment & Instruments — 1.5%
160,313	Corning, Inc.	3,356,954

Energy Equipment & Services — 3.5%
88,743	Schlumberger Ltd.	7,964,684

Food & Staples Retailing — 4.7%
77,852	CVS Caremark Corp.	2,821,357
135,285	Kroger Co. (The)	3,288,778
63,381	Wal-Mart Stores, Inc.	3,484,687
18,562	Whole Foods Market, Inc.	1,164,951

		10,759,773

Food Products — 1.5%
89,677	General Mills, Inc.	3,459,739

Healthcare Providers & Services — 1.8%
70,398	Cardinal Health, Inc.	3,075,689
18,815	Express Scripts, Inc.(b)	1,067,563

		4,143,252

Hotels, Restaurants & Leisure — 1.9%
68,081	Carnival Corp.	2,591,844
25,165	Las Vegas Sands Corp.(b)	1,183,007
14,786	Starbucks Corp.	535,105

		4,309,956

Household Products — 0.7%
26,170	Procter & Gamble Co. (The)	1,698,433

Independent Power Producers & Energy Traders — 1.7%
198,078	Calpine Corp.(b)	3,317,807
26,017	Ormat Technologies, Inc.(a)	647,823

		3,965,630

Industrial Conglomerates — 1.4%
155,712	General Electric Co.	3,184,310

Insurance — 5.8%
44,388	ACE Ltd.	2,985,093
23,984	Aflac, Inc.	1,347,661
51,617	AON Corp.	2,692,859
108,862	Hartford Financial Services Group, Inc.	3,153,732
50,927	Travelers Cos., Inc. (The)	3,222,661

		13,402,006

Internet & Catalog Retail — 3.0%
31,183	Amazon.com, Inc.(b)	6,127,460
1,442	priceline.com, Inc.(b)	788,788

		6,916,248

Internet Software & Services — 3.1%
21,636	Baidu, Inc. (China), ADR(b)	3,213,379
5,064	Google, Inc. (Class A Stock)(b)	2,755,322
41,468	Tencent Holdings Ltd. (China), ADR	1,181,838

		7,150,539

IT Services — 2.6%
23,920	International Business Machines Corp.	4,080,273
6,883	Mastercard, Inc. (Class A Stock)	1,898,951

		5,979,224

Life Sciences Tools & Services — 0.6%
20,738	Illumina, Inc.(a)(b)	1,471,983

Machinery 3.2%
6,970	Deere & Co.	679,575
48,021	Eaton Corp.	2,570,564
56,646	Ingersoll-Rand PLC(a)	2,860,623
13,048	Parker Hannifin Corp.	1,230,687

		7,341,449

Media — 3.5%
77,714	CBS Corp. (Class B Stock)	1,959,947
63,455	Time Warner, Inc.	2,402,406
87,185	Walt Disney Co. (The)	3,757,674

		8,120,027

Metals & Mining — 1.8%
27,242	Freeport-McMoRan Copper & Gold, Inc.	1,499,127
44,609	Newmont Mining Corp.	2,614,534

		4,113,661

Multiline Retail — 0.5%
24,516	Target Corp.	1,203,736

Oil, Gas & Consumable Fuels — 5.3%
28,031	Chevron Corp.	3,067,713
38,924	ConocoPhillips	3,072,271
39,018	Exxon Mobil Corp.	3,433,584
22,780	Occidental Petroleum Corp.	2,603,526

		12,177,094

Pharmaceuticals — 8.1%
93,502	Eli Lilly & Co.	3,460,509
55,539	Johnson & Johnson	3,650,023
12,106	Novo Nordisk A/S (Denmark), ADR	1,542,183
286,157	Pfizer, Inc.	5,997,851
26,276	Shire PLC (Ireland), ADR	2,449,186
34,260	Teva Pharmaceutical Industries Ltd. (Israel), ADR	1,566,710

		18,666,462

Real Estate Investment Trusts — 0.3%
9,719	Equity Residential	580,419

Road & Rail — 2.1%
45,453	Union Pacific Corp.	4,703,022

Semiconductors & Semiconductor Equipment — 3.5%
21,954	Broadcom Corp. (Class A Stock)	772,342
167,548	Intel Corp.	3,885,438
96,525	Texas Instruments, Inc.	3,429,533

		8,087,313

Software — 4.5%
129,672	Microsoft Corp.	3,374,066
141,845	Oracle Corp.	5,113,512
7,635	Salesforce.com, Inc.(b)	1,058,211
8,340	VMware, Inc. (Class A Stock)(b)	795,886

		10,341,675

Specialty Retail — 0.9%
62,574	Best Buy Co., Inc.	1,953,560

Textiles, Apparel & Luxury Goods — 3.7%
26,118	Burberry Group PLC (United Kingdom), ADR	1,155,722
30,972	Coach, Inc.	1,852,435
29,632	LVMH Moet Hennessy Louis Vuitton SA (France), ADR	1,066,456
41,993	NIKE, Inc. (Class B Stock)	3,456,864
7,399	Polo Ralph Lauren Corp.	967,567

		8,499,044

Wireless Telecommunication Services — 2.5%
107,252	American Tower Corp. (Class A Stock)(b)	5,610,352

	TOTAL LONG-TERM INVESTMENTS (cost $183,505,695)	226,718,032

SHORT-TERM INVESTMENT — 4.1%
Affiliated Money Market Mutual Fund
9,503,221	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $9,503,221; includes $6,366,786 of cash collateral received for securities on loan)(c)(d)	9,503,221

	TOTAL INVESTMENTS — 103.0% (cost $193,008,916)(e)	236,221,253
	LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0%)	(6,899,219)

	NET ASSETS — 100.0%	$229,322,034

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,190,698; cash collateral of $6,366,786 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$195,013,155	$42,033,584	$(825,486)	$41,208,098

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$226,718,032	$—	$—
Affiliated Money Market Mutual Fund	9,503,221	—	—

Total	$236,221,253	$—	$—

Prudential Investment Portfolios 5

Prudential Small Cap Value Fund

Schedule of Investments

as of April 30, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS— 99.5%
COMMON STOCKS — 99.2%
Aerospace & Defense — 2.2%
13,400	AAR Corp.	$ 348,936
14,700	Aerovironment, Inc.*	421,155
2,700	American Science & Engineering, Inc.	237,870
700	Astronics Corp.*	18,200
10,500	Ceradyne, Inc.*	492,030
8,400	Cubic Corp.	454,272
29,200	Curtiss-Wright Corp.	970,900
12,300	Ducommun, Inc.	279,825
15,400	Esterline Technologies Corp.*	1,105,720
52,400	GenCorp, Inc.*	342,172
5,200	LMI Aerospace, Inc.*	104,260
700	Moog, Inc. (Class A Stock)*	30,884
2,400	Teledyne Technologies, Inc.*	121,176

		4,927,400

Air Freight & Logistics — 0.5%
31,100	Air Transport Services Group, Inc.*	254,398
11,200	Atlas Air Worldwide Holdings, Inc.*	771,792
1,100	Park Ohio Holdings Corp.*	23,452

		1,049,642

Airlines — 1.2%
14,000	Alaska Air Group, Inc.*	922,180
64,100	Hawaiian Holdings, Inc.*(a)	374,985
5,800	Pinnacle Airlines Corp.*	31,610
54,000	Republic Airways Holdings, Inc.*	291,330
38,800	SkyWest, Inc.	641,364
46,800	US Airways Group, Inc.*(a)	425,412

		2,686,881

Auto Components — 0.8%
16,800	American Axle & Manufacturing Holdings, Inc.*	215,040
5,200	Drew Industries, Inc.	125,164
14,100	Exide Technologies*	141,564
43,000	Spartan Motors, Inc.	290,680
23,600	Standard Motor Products, Inc.	336,300
26,300	Superior Industries International, Inc.	664,601

		1,773,349

Beverages — 0.2%
2,200	Boston Beer Co., Inc. (Class A Stock)*	207,372
3,200	Coca-Cola Bottling Co. Consolidated	225,440

		432,812

Biotechnology — 0.4%
28,500	Emergent Biosolutions, Inc.*	661,485
24,800	PDL BioPharma, Inc.	159,216

2,800	Regeneron Pharmaceuticals, Inc.*	143,108

		963,809

Building Products — 0.4%
4,000	Ameron International Corp.	281,360
24,400	Gibraltar Industries, Inc.*	284,992
11,800	Quanex Building Products Corp.	247,328

		813,680

Capital Markets — 1.4%
24,300	BGC Partners, Inc. (Class A Stock)	234,495
20,900	Calamos Asset Management, Inc. (Class A Stock)	340,043
32,400	GFI Group, Inc.	165,564
41,000	Investment Technology Group, Inc.*	701,510
1,900	JMP Group, Inc.	16,340
20,100	Knight Capital Group, Inc. (Class A Stock)*	275,772
3,300	Oppenheimer Holdings, Inc. (Class A Stock)	101,343
14,200	optionsXpress Holdings, Inc.	261,848
19,000	Piper Jaffray Cos.*	681,150
10,100	Raymond James Financial, Inc.	378,750
10,400	SWS Group, Inc.	63,440

		3,220,255

Chemicals — 2.6%
10,600	Arch Chemicals, Inc.	409,902
7,000	Cytec Industries, Inc.	410,760
31,200	Fuller (H.B.) Co.	681,720
15,700	Grace, (W.R.) & Co.*	712,152
7,700	Innophos Holdings, Inc.	356,818
600	Koppers Holdings, Inc.	27,438
18,100	LSB Industries, Inc.*	730,335
21,500	Olin Corp.	553,410
17,200	OM Group, Inc.*	623,328
40,600	PolyOne Corp.	587,888
14,800	RPM International, Inc.	347,800
14,300	Schulman, (A.), Inc.	362,076
3,600	TPC Group, Inc.*	141,984

		5,945,611

Commercial Banks — 8.0%
3,700	BancFirst Corp.	148,999
22,400	Banco Latinoamericano de Comercio Exterior SA (Panama)	388,864
6,900	BancorpSouth, Inc.(a)	93,495
9,700	Bank of the Ozarks, Inc.(a)	431,941
19,000	Cathay General Bancorp	323,950
300	Century Bancorp, Inc. (Class A Stock)	8,274
9,100	Chemical Financial Corp.	183,183
15,500	City Holding Co.	528,550
27,800	Community Bank System, Inc.	695,556
9,900	Community Trust Bancorp, Inc.	280,170
21,100	CVB Financial Corp.(a)	205,514
4,700	East West Bancorp, Inc.	99,311
4,700	First BanCorp	65,612

72,600	First Commonwealth Financial Corp.	450,120
10,600	First Community Bancshares, Inc.	157,516
30,700	First Financial Bancorp	505,936
600	First Financial Corp.	19,296
15,100	First Merchants Corp.	139,977
18,200	First Midwest Bancorp, Inc.	238,420
34,295	FirstMerit Corp.	599,134
15,900	FNB Corp.	174,105
700	Great Southern Bancorp, Inc.	14,490
14,170	Home BancShares, Inc.(a)	339,655
5,700	IBERIABANK Corp.	342,057
27,000	Independent Bank Corp.(a)	791,370
38,040	International Bancshares Corp.	670,265
2,400	Nara Bancorp, Inc.*	23,592
129,074	National Penn Bancshares, Inc.	1,059,697
50,400	NBT Bancorp, Inc.	1,139,040
36,700	Old National Bancorp	379,845
10,100	PacWest Bancorp	232,199
5,500	Park National Corp.(a)	379,940
43,800	Pinnacle Financial Partners, Inc.*	703,866
53,900	PrivateBancorp, Inc.	848,386
6,000	Renasant Corp.(a)	100,680
13,100	Republic Bancorp, Inc. (Class A Stock)	285,318
9,700	S&T Bancorp, Inc.	197,977
4,200	Sandy Spring Bancorp, Inc.	75,054
2,000	SCBT Financial Corp.	64,480
6,400	Signature Bank*	372,544
16,400	Simmons First National Corp. (Class A Stock)	432,796
5,995	Southside Bancshares, Inc.	130,391
4,900	Southwest Bancorp, Inc.*	69,482
3,700	Suffolk Bancorp	60,717
25,850	Susquehanna Bancshares, Inc.	238,337
9,500	SVB Financial Group*(a)	574,180
8,500	Tompkins Financial Corp.	346,290
2,700	Trico Bancshares	44,037
22,600	Trustmark Corp.	525,224
5,400	UMB Financial Corp.	227,394
51,600	Umpqua Holdings Corp.	599,076
17,700	United Bankshares, Inc.(a)	463,032
2,700	Washington Trust Bancorp, Inc.	63,261
14,100	WesBanco, Inc.	286,230
11,500	Wintrust Financial Corp.(a)	387,435

		18,206,260

Commercial Services & Supplies — 3.2%
31,800	ACCO Brands Corp.*	308,778
15,500	American Reprographics Co.*	138,725
8,900	Brink’s Co. (The)	293,789
13,300	Cenveo, Inc.*	86,184
12,200	Consolidated Graphics, Inc.*	685,030
20,500	Deluxe Corp.	555,140
15,600	Ennis, Inc.	291,408
28,400	G & K Services, Inc. (Class A Stock)	940,040
8,900	Knoll, Inc.(a)	174,707
14,100	M&F Worldwide Corp.*	353,769

17,400	McGrath RentCorp	493,986
5,000	Mobile Mini, Inc.*	124,550
12,100	Schawk, Inc.	228,206
37,400	Sykes Enterprises, Inc.*	749,122
7,500	Tetra Tech, Inc.*	177,150
16,200	UniFirst Corp.	838,512
8,800	United Stationers, Inc.	634,128
6,500	Viad Corp.	161,265

		7,234,489

Communications Equipment — 1.6%
45,300	Arris Group, Inc.*	543,600
3,400	Bel Fuse, Inc. (Class B Stock)	68,442
29,100	Black Box Corp.	1,016,754
36,900	Comtech Telecommunications Corp.	1,044,270
25,600	Digi International, Inc.*	302,336
3,400	EchoStar Corp. (Class A Stock)*	126,072
2,200	InterDigital, Inc.	101,838
1,200	Loral Space & Communications, Inc.*	83,880
7,700	Plantronics, Inc.	285,439

		3,572,631

Computers & Peripherals — 0.3%
41,800	Intermec, Inc.*	479,864
18,800	Xyratex Ltd. (Bermuda)*	191,948

		671,812

Construction & Engineering — 0.5%
2,800	Chicago Bridge & Iron Co. NV (Netherlands)	113,512
36,100	Great Lakes Dredge & Dock Corp.	268,945
8,400	Layne Christensen Co.*	249,984
8,300	Sterling Construction Co, Inc.*	124,417
15,000	Tutor Perini Corp.	399,900

		1,156,758

Construction Materials — 0.1%
51,100	Headwaters, Inc.*	279,006

Consumer Finance — 2.1%
51,200	Advance America Cash Advance Centers, Inc.	301,056
18,000	Cash America International, Inc.	854,100
6,089	Credit Acceptance Corp.*	492,600
5,550	Dollar Financial Corp.*	127,595
13,000	EZCORP, Inc. (Class A Stock)*	409,370
23,000	First Cash Financial Services, Inc.*	902,520
22,200	Nelnet, Inc. (Class A Stock)	511,266
17,100	World Acceptance Corp.*(a)	1,161,945

		4,760,452

Containers & Packaging — 0.4%
500	AEP Industries, Inc.*	15,165
40,300	Boise, Inc.	395,746

7,900	Rock-Tenn Co. (Class A Stock)(a)	545,653

		956,564

Distributors — 0.1%
3,100	Audiovox Corp. (Class A Stock)*	22,878
9,300	Core-Mark Holding Co., Inc.*	311,643

		334,521

Diversified Consumer Services — 0.9%
17,400	American Public Education, Inc.*(a)	735,150
10,600	CPI Corp.(a)	190,482
600	DeVry, Inc.	31,740
14,600	Lincoln Educational Services Corp.	243,820
2,100	Matthews International Corp. (Class A Stock)	84,294
31,400	Regis Corp.	533,800
6,900	Steiner Leisure Ltd. (Bahamas)*	334,926

		2,154,212

Diversified Telecommunication Services — 0.5%
6,400	Atlantic Tele-Network, Inc.	235,072
15,200	Cbeyond, Inc.*	193,952
9,700	General Communication, Inc. (Class A Stock)*	111,550
9,100	Neutral Tandem, Inc.*	139,139
47,300	Premiere Global Services, Inc.*	374,143

		1,053,856

Electric Utilities — 2.9%
9,800	Allete, Inc.	396,802
16,500	Central Vermont Public Service Corp.	386,265
43,200	El Paso Electric Co.*	1,338,336
13,500	Empire District Electric Co. (The)	302,940
17,400	IDACORP, Inc.	682,254
3,800	MGE Energy, Inc.	159,638
22,300	PNM Resources, Inc.	341,859
50,400	Portland General Electric Co.	1,257,984
13,200	UIL Holdings Corp.	420,024
22,200	UniSource Energy Corp.	824,286
3,800	Unitil Corp.	95,988
17,600	Westar Energy, Inc.(a)	478,896

		6,685,272

Electrical Equipment — 1.6%
26,300	Belden, Inc.	1,000,189
42,100	Brady Corp. (Class A Stock)	1,587,591
2,700	II-VI, Inc.*	156,195
1,300	Powell Industries, Inc.*	51,376
8,200	Thomas & Betts Corp.*	475,354
18,500	Vicor Corp.	309,135

		3,579,840

Electronic Equipment, Instruments & Components — 2.5%
9,100	Anixter International, Inc.(a)	683,774
8,100	Benchmark Electronics, Inc.*	136,890

78,500	Brightpoint, Inc.*	794,420
12,300	Electro Rent Corp.	193,725
16,500	FARO Technologies, Inc.*	712,305
54,400	Insight Enterprises, Inc.*	933,504
7,100	Littelfuse, Inc.	441,691
10,800	Multi-Fineline Electronix, Inc.*	287,604
18,700	Newport Corp.*	350,251
6,800	Park Electrochemical Corp.	217,396
4,700	Rofin-Sinar Technologies, Inc.*	203,557
22,400	SYNNEX Corp.*(a)	751,072

		5,706,189

Energy Equipment & Services — 3.0%
12,700	Basic Energy Services, Inc.*	390,398
31,400	Bristow Group, Inc.*	1,456,960
22,200	Cal Dive International, Inc.*	174,492
2,700	Complete Production Services, Inc.*	91,638
4,700	Gulf Island Fabrication, Inc.	166,098
11,400	Gulfmark Offshore, Inc. (Class A Stock)*	485,298
13,300	Hornbeck Offshore Services, Inc.*	388,759
16,700	Matrix Service Co.*	241,482
9,100	Natural Gas Services Group, Inc.*	164,073
18,900	Oil States International, Inc.*	1,568,889
2,900	PHI, Inc.*	64,902
14,000	Pioneer Drilling Co.*	217,000
5,100	SEACOR Holdings, Inc.	504,033
27,200	TETRA Technologies, Inc.*	401,744
7,400	Tidewater, Inc.(a)	440,374

		6,756,140

Food & Staples Retailing — 1.3%
11,800	Casey’s General Stores, Inc.	460,554
20,200	Ingles Markets, Inc. (Class A Stock)	384,002
13,500	Nash-Finch Co.	502,470
16,000	Pantry, Inc. (The)*	247,680
14,900	Ruddick Corp.	618,648
30,300	Spartan Stores, Inc.	472,983
9,100	Susser Holdings Corp.*	125,489
7,900	Winn-Dixie Stores, Inc.*	56,011

		2,867,837

Food Products — 1.4%
8,500	Cal-Maine Foods, Inc.(a)	245,565
23,100	Chiquita Brands International, Inc.*	367,752
3,500	Corn Products International, Inc.	192,850
63,900	Darling International, Inc.*	1,033,263
31,000	Fresh Del Monte Produce, Inc. (Cayman Islands)	840,410
2,200	Hain Celestial Group, Inc. (The)*	74,822
2,400	Seneca Foods Corp. (Class A Stock)*	67,104
20,400	Smart Balance, Inc.*	97,512
12,900	Smithfield Foods, Inc.*	303,924

		3,223,202

Gas Utilities — 2.0%
4,600	AGL Resources, Inc.	190,946
14,700	Atmos Energy Corp.	512,883
1,500	Chesapeake Utilities Corp.	64,185
12,500	Energen Corp.	812,625
21,800	Laclede Group, Inc. (The)	836,466
7,100	ONEOK, Inc.	496,574
900	Piedmont Natural Gas Co., Inc.	28,575
39,000	Southwest Gas Corp.	1,551,030

		4,493,284

Healthcare Equipment & Supplies — 1.9%
3,900	Cantel Medical Corp.	101,127
8,100	Cooper Cos., Inc. (The)	606,690
27,700	CryoLife, Inc.*	161,768
19,100	Cyberonics, Inc.*	679,387
9,300	Greatbatch, Inc.*	251,751
600	Haemonetics Corp.*	42,120
16,900	Integra LifeSciences Holdings Corp.*	884,039
30,400	Invacare Corp.	1,000,160
3,000	Kensey Nash Corp.*	74,190
13,100	Merit Medical Systems, Inc.*	305,492
2,400	Neogen Corp.*	100,560
4,200	West Pharmaceutical Services, Inc.	198,408
600	Young Innovations, Inc.	18,612

		4,424,304

Healthcare Providers & Services — 5.6%
10,800	Air Methods Corp.*	730,296
30,800	Alliance HealthCare Services, Inc.*	136,136
25,200	Amedisys, Inc.*(a)	839,664
1,100	American Dental Partners, Inc.*	14,509
22,500	AMERIGROUP Corp.*(a)	1,536,750
21,100	AmSurg Corp.*	566,746
9,200	Centene Corp.*	333,316
13,400	Chemed Corp.	933,042
9,400	Continucare Corp.*	50,384
2,700	Corvel Corp.*	139,860
4,600	Coventry Health Care, Inc.*	148,442
19,600	Cross Country Healthcare, Inc.*	145,432
40,000	Five Star Quality Care, Inc.*	335,200
2,500	Hanger Orthopedic Group, Inc.*	67,925
21,200	HealthSouth Corp.*	543,356
26,200	HealthSpring, Inc.*	1,087,038
24,700	Healthways, Inc.*	417,924
2,400	IPC The Hospitalist Co., Inc.*	124,464
27,100	Kindred Healthcare, Inc.*	683,462
4,400	LHC Group, Inc.*(a)	130,328
30,200	Magellan Health Services, Inc.*	1,571,004
26,200	MedCath Corp.*	353,962
3,600	Molina Healthcare, Inc.*	154,800
1,700	National Healthcare Corp.	78,982
22,700	PharMerica Corp.*	298,732
11,900	Providence Service Corp. (The)*	175,406

35,900	Skilled Healthcare Group, Inc. (Class A Stock)*	435,108
1,300	Team Health Holdings, Inc.*	25,844
5,100	Triple-S Management Corp. (Class B Stock) (Puerto Rico)*	106,794
19,600	Universal American Corp.	452,760
2,600	US Physical Therapy, Inc.	63,310

		12,680,976

Healthcare Technology — 0.2%
4,000	Computer Programs & Systems, Inc.	235,160
6,200	Omnicell, Inc.*	95,356
2,500	Quality Systems, Inc.	224,300

		554,816

Hotels, Restaurants & Leisure — 3.3%
13,400	Ameristar Casinos, Inc.	267,330
930	Biglari Holdings, Inc.*	406,633
19,200	Bob Evans Farms, Inc.	602,112
6,600	California Pizza Kitchen, Inc.*	105,600
28,600	CEC Entertainment, Inc.	1,081,938
23,600	Cracker Barrel Old Country Store, Inc.	1,209,028
18,400	Domino’s Pizza, Inc.*	341,688
8,400	Interval Leisure Group, Inc.*	134,988
20,700	Jack in the Box, Inc.*	427,455
9,800	Life Time Fitness, Inc.*(a)	383,376
8,500	Marcus Corp.	94,265
11,800	Monarch Casino & Resort, Inc.*	135,228
15,100	Papa John’s International, Inc.*	453,906
64,500	Ruby Tuesday, Inc.*	677,895
18,100	Scientific Games Corp. (Class A Stock)*(a)	190,412
13,800	Sonic Corp.*	154,836
19,700	Speedway Motorsports, Inc.	306,926
29,500	Texas Roadhouse, Inc.	479,965

		7,453,581

Household Durables — 1.3%
14,000	American Greetings Corp. (Class A Stock)	344,400
11,550	Blyth, Inc.	544,467
15,600	CSS Industries, Inc.	300,768
6,000	Harman International Industries, Inc.	291,180
30,500	Helen of Troy Ltd. (Bermuda)*	949,160
7,200	iRobot Corp.*	255,024
30,600	Kid Brands, Inc.*	223,686

		2,908,685

Household Products
10,000	Central Garden & Pet Co. (Class A Stock)*(a)	100,200

Industrial Conglomerates — 0.6%
300	Seaboard Corp.	716,100
8,600	Standex International Corp.	314,416
12,800	Tredegar Corp.	280,064

		1,310,580

Insurance — 4.9%
11,500	American Equity Investment Life Holding Co.	147,890
4,000	American Safety Insurance Holdings Ltd. (Bermuda)*	81,440
9,800	AMERISAFE, Inc.*	218,834
7,900	AmTrust Financial Services, Inc.	152,470
14,394	Argo Group International Holdings Ltd. (Bermuda)	452,116
28,300	Delphi Financial Group, Inc. (Class A Stock)	904,185
200	EMC Insurance Group, Inc.	4,362
17,000	Employers Holdings, Inc.	342,720
1,600	Enstar Group Ltd. (Bermuda)*	179,440
12,100	FBL Financial Group, Inc. (Class A Stock)	369,050
15,600	Flagstone Reinsurance Holdings SA (Luxembourg)	131,196
8,700	FPIC Insurance Group, Inc.*	321,204
5,300	Global Indemnity PLC (Ireland)*	135,362
15,100	HCC Insurance Holdings, Inc.	491,354
7,200	Horace Mann Educators Corp.	128,736
13,700	Infinity Property & Casualty Corp.	809,670
10,700	Maiden Holdings Ltd. (Bermuda)	79,715
37,300	Meadowbrook Insurance Group, Inc.	381,952
12,600	Montpelier Re Holdings Ltd. (Bermuda)	227,934
31,000	National Financial Partners Corp.*(a)	498,790
18,400	Platinum Underwriters Holdings Ltd. (Bermuda)	695,704
15,500	Presidential Life Corp.	172,670
30,000	ProAssurance Corp.*	1,992,000
10,700	Safety Insurance Group, Inc.	500,974
52,200	Selective Insurance Group, Inc.	920,808
6,800	Symetra Financial Corp.	94,384
9,100	Tower Group, Inc.	208,117
15,000	United Fire & Casualty Co.	297,000
27,600	Universal Insurance Holdings, Inc.	149,316

		11,089,393

Internet & Catalog Retail — 0.1%
13,600	Nutrisystem, Inc.	204,544

Internet Software & Services — 1.3%
4,900	DealerTrack Holdings, Inc.*	110,054
45,900	EarthLink, Inc.	377,298
13,800	Infospace, Inc.*	124,200
32,900	j2 Global Communications, Inc.*(a)	969,234
17,500	Liquidity Services, Inc.*	340,375
25,800	Perficient, Inc.*	322,242
114,749	United Online, Inc.	757,343
1,000	ValueClick, Inc.*	16,750

		3,017,496

IT Services — 1.7%
16,400	Acxiom Corp.*	238,784
9,900	CACI International, Inc. (Class A Stock)*(a)	604,989
8,700	Cardtronics, Inc.*	184,875
19,500	CSG Systems International, Inc.*	414,180
15,200	Euronet Worldwide, Inc.*	285,000
20,600	Global Cash Access Holdings, Inc.*	67,980
18,200	iGate Corp.	308,672
7,000	MAXIMUS, Inc.	559,930

7,600	NCI, Inc. (Class A Stock)*	187,036
22,600	TeleTech Holdings, Inc.*	449,062
17,700	TNS, Inc.*	290,811
9,000	Unisys Corp.*(a)	267,120

		3,858,439

Leisure Equipment & Products — 1.0%
19,800	Arctic Cat, Inc.*	332,442
31,400	JAKKS Pacific, Inc.*(a)	660,656
10,500	Polaris Industries, Inc.	1,107,015
9,800	Sturm Ruger & Co., Inc.	233,044

		2,333,157

Life Sciences Tools & Services — 0.1%
26,400	Cambrex Corp.*	138,864
11,800	Kendle International, Inc.*	118,590

		257,454

Machinery — 3.1%
11,200	Actuant Corp. (Class A Stock)(a)	310,912
1,900	Alamo Group, Inc.	54,359
2,800	Albany International Corp. (Class A Stock)	70,868
6,600	Cascade Corp.	302,280
24,500	CLARCOR, Inc.	1,107,155
10,000	EnPro Industries, Inc.*(a)	400,800
7,700	Gardner Denver, Inc.	665,357
2,800	Harsco Corp.	99,680
9,900	John Bean Technologies Corp.	200,079
1,400	Kennametal, Inc.	59,108
1,100	LB Foster Co.	46,816
500	Lincoln Electric Holdings, Inc.	39,290
24,900	Mueller Industries, Inc.	974,088
1,500	NACCO Industries, Inc. (Class A Stock)	157,845
20,700	Robbins & Myers, Inc.	899,829
15,800	Toro Co. (The)	1,072,978
13,500	Watts Water Technologies, Inc. (Class A Stock)(a)	522,450

		6,983,894

Marine — 0.3%
55,700	Eagle Bulk Shipping, Inc. (Marshall Island)*(a)	191,051
42,000	Excel Maritime Carriers Ltd. (Liberia)*(a)	168,420
17,400	Genco Shipping & Trading Ltd. (Marshall Island)*(a)	145,986
4,900	International Shipholding Corp.	117,551

		623,008

Media — 0.8%
37,500	Belo Corp. (Class A Stock)*	316,875
20,800	Entercom Communications Corp. (Class A Stock)*	219,856
31,900	Harte-Hanks, Inc.	296,351
23,300	Journal Communications, Inc. (Class A Stock)*	126,985
5,500	LIN TV Corp. (Class A Stock)*	29,425
6,000	PRIMEDIA, Inc.	29,400

13,100	Scholastic Corp.	344,268
30,800	Sinclair Broadcast Group, Inc. (Class A Stock)	353,892

		1,717,052

Metals & Mining — 0.9%
44,800	Century Aluminum Co.*	895,104
8,900	Kaiser Aluminum Corp.	445,979
15,200	Materion Corp.*	634,752

		1,975,835

Multi-Line Retail — 0.1%
5,500	Dillard’s, Inc. (Class A Stock)(a)	264,110

Multi-Utilities — 1.5%
44,400	Avista Corp.	1,081,140
17,500	Black Hills Corp.	608,125
41,900	NorthWestern Corp.	1,363,845
14,500	Vectren Corp.	414,410

		3,467,520

Oil, Gas & Consumable Fuels — 3.7%
15,400	Berry Petroleum Co. (Class A Stock)(a)	818,202
11,300	Bill Barrett Corp.*	471,549
56,500	Callon Petroleum Co.*	387,025
1,600	Contango Oil & Gas Co.*	99,072
22,000	CVR Energy, Inc.*	489,060
13,800	DHT Holdings, Inc. (Marshall Island)	59,754
7,600	Frontline Ltd. (Bermuda)(a)	168,036
7,800	Green Plains Renewable Energy, Inc.*(a)	97,656
19,200	Holly Corp.	1,111,680
15,200	Knightsbridge Tankers Ltd. (Bermuda)(a)	340,328
8,300	Petroleum Development Corp.*	330,506
1,100	REX American Resources Corp.*	19,008
33,400	Ship Finance International Ltd. (Bermuda)(a)	667,666
11,801	Southern Union Co.	352,836
31,900	Stone Energy Corp.*	1,127,984
14,200	Swift Energy Co.*	556,498
17,600	W&T Offshore, Inc.	471,856
33,700	Western Refining, Inc.*	571,552
6,000	World Fuel Services Corp.	237,480

		8,377,748

Paper & Forest Products — 1.6%
43,500	Buckeye Technologies, Inc.	1,224,960
3,800	Clearwater Paper Corp.*	298,224
32,100	KapStone Paper and Packaging Corp.*	557,898
23,800	Neenah Paper, Inc.	555,254
28,600	P.H. Glatfelter Co.	388,960
10,100	Schweitzer-Mauduit International, Inc.	523,584
15,200	Wausau Paper Corp.	102,600

		3,651,480

Personal Products — 0.3%
3,300	Elizabeth Arden, Inc.*	99,198

1,400	Medifast, Inc.*(a)	27,650
25,000	Prestige Brands Holdings, Inc.*	288,750
10,800	Revlon, Inc. (Class A Stock)*	185,976
1,100	USANA Health Sciences, Inc.*	41,030

		642,604

Pharmaceuticals — 0.9%
4,800	Medicines Co. (The)*	75,360
39,600	Par Pharmaceutical Cos., Inc.*	1,363,824
8,400	Questcor Pharmaceuticals, Inc.*(a)	172,200
24,400	Viropharma, Inc.*	470,676

		2,082,060

Professional Services — 1.2%
13,300	CBIZ, Inc.*	97,489
43,800	Dolan Co. (The)*	515,526
5,600	Exponent, Inc.*	240,296
1,800	GP Strategies Corp.*	23,562
7,500	Huron Consulting Group, Inc.*	216,000
4,000	ICF International, Inc.*	97,440
18,700	Kelly Services, Inc. (Class A Stock)*	357,357
21,800	Navigant Consulting, Inc.*	253,970
17,000	On Assignment, Inc.*	186,490
21,700	School Specialty, Inc.*(a)	321,377
32,700	TrueBlue, Inc.*	460,416
1,200	VSE Corp.	33,828

		2,803,751

Real Estate Investment Trusts — 8.4%
14,200	Agree Realty Corp.(a)	332,138
33,500	BioMed Realty Trust, Inc.	664,640
61,100	Capstead Mortgage Corp.	808,964
39,100	CBL & Associates Properties, Inc.(a)	726,087
57,100	Cedar Shopping Centers, Inc.	336,890
43,100	Cogdell Spencer, Inc.	260,755
39,900	Colonial Properties Trust	844,284
29,388	Cousins Properties, Inc.	264,492
53,568	DiamondRock Hospitality Co.	644,959
5,900	Duke Realty Corp.	89,975
29,300	Dynex Capital, Inc.	289,484
7,400	EastGroup Properties, Inc.	340,844
10,800	Entertainment Properties Trust	514,188
23,000	Extra Space Storage, Inc.	497,950
25,000	Franklin Street Properties Corp.	353,500
21,400	Getty Realty Corp.(a)	543,774
18,900	Glimcher Realty Trust	180,495
31,500	Hatteras Financial Corp.(a)	894,915
800	Home Properties, Inc.	50,720
45,800	Inland Real Estate Corp.	447,466
13,100	Kilroy Realty Corp.(a)	549,414
49,300	Kite Realty Group Trust	256,360
27,000	LaSalle Hotel Properties(a)	759,780
61,060	Lexington Realty Trust	609,379

17,400	LTC Properties, Inc.	511,908
65,800	Medical Properties Trust, Inc.(a)	811,972
165,100	MFA Financial, Inc.	1,317,498
8,000	Mid-America Apartment Communities, Inc.	534,800
4,400	National Health Investors, Inc.	213,972
900	National Retail Properties, Inc.(a)	23,706
3,400	One Liberty Properties, Inc.	52,734
16,300	Parkway Properties, Inc.	292,259
18,200	PS Business Parks, Inc.	1,096,732
19,500	Ramco-Gershenson Properties Trust(a)	251,355
30,100	Resource Capital Corp.	195,048
400	Saul Centers, Inc.	17,516
2,300	Senior Housing Properties Trust	54,556
21,300	Sovran Self Storage, Inc.	911,214
3,800	Sun Communities, Inc.(a)	146,224
45,900	Sunstone Hotel Investors, Inc.*	480,114
3,900	Universal Health Realty Income Trust	168,129
22,000	Urstadt Biddle Properties (Class A Stock)	432,960
20,000	Winthrop Realty Trust	242,600

		19,016,750

Road & Rail — 0.5%
5,000	AMERCO*	508,600
14,600	Marten Transport Ltd.	326,456
10,000	Old Dominion Freight Line, Inc.*	374,200

		1,209,256

Semiconductors & Semiconductor Equipment — 2.4%
20,700	Amkor Technology, Inc.*(a)	138,690
63,000	Brooks Automation, Inc.*	770,490
700	Cirrus Logic, Inc.*	11,592
4,300	Cohu, Inc.	61,963
3,200	FEI Co.*	103,872
6,400	Hittite Microwave Corp.*	412,096
44,900	Kulicke & Soffa Industries, Inc.*	406,794
8,800	LTX-Credence Corp.*	76,296
36,300	Microsemi Corp.*	856,680
31,000	MKS Instruments, Inc.	879,780
20,400	Photronics, Inc.*	178,092
27,800	Rudolph Technologies, Inc.*	314,418
16,800	Sigma Designs, Inc.*(a)	214,368
46,200	Tessera Technologies, Inc.*	912,912

		5,338,043

Software — 2.2%
25,000	Blackbaud, Inc.	691,500
24,100	Fair Isaac Corp.	720,108
3,200	Interactive Intelligence, Inc.*	119,744
9,800	Manhattan Associates, Inc.*	354,270
22,000	NetScout Systems, Inc.*	562,980
34,200	Progress Software Corp.*	1,014,030
44,000	Take-Two Interactive Software, Inc.*(a)	711,920

33,800	Websense, Inc.*	871,702

		5,046,254

Specialty Retail — 3.5%
17,600	Big 5 Sporting Goods Corp.	210,320
4,900	Brown Shoe Co., Inc.	61,985
9,600	Buckle, Inc. (The)(a)	436,704
22,400	Cabela’s, Inc.*(a)	572,096
34,900	Cato Corp. (The) (Class A Stock)	890,299
8,300	Children’s Place Retail Stores, Inc. (The)*(a)	441,311
23,600	Collective Brands, Inc.*(a)	495,600
1,300	Express, Inc.	28,067
17,600	Finish Line, Inc. (The) (Class A Stock)	378,224
8,400	Genesco, Inc.*	339,192
18,300	Men’s Wearhouse, Inc. (The)	510,387
17,900	OfficeMax, Inc.*	178,284
13,100	Penske Auto Group, Inc.*	294,488
56,000	Pep Boys - Manny, Moe & Jack	767,200
26,000	Rent-A-Center, Inc.	791,700
33,400	Stage Stores, Inc.	643,284
45,500	Stein Mart, Inc.	495,040
2,500	Systemax, Inc.*	32,375
14,100	Zumiez, Inc.*	396,351

		7,962,907

Textiles, Apparel & Luxury Goods — 1.2%
25,800	Maidenform Brands, Inc.*	816,828
12,200	Movado Group, Inc.	203,618
6,600	Oxford Industries, Inc.	226,710
4,700	Steven Madden Ltd.*	249,805
5,200	True Religion Apparel, Inc.*	157,144
26,200	Wolverine World Wide, Inc.	1,039,616

		2,693,721
Thrifts & Mortgage Finance — 0.8%
4,400	Berkshire Hills Bancorp, Inc.	98,120
5,000	Brookline Bancorp, Inc.	46,100
39,600	Dime Community Bancshares, Inc.	612,216
7,400	First Financial Holdings, Inc.	81,252
20,400	Flushing Financial Corp.	300,288
600	OceanFirst Financial Corp.	8,700
17,100	Trustco Bank Corp.	102,600
20,300	Washington Federal, Inc.	326,627
3,100	WSFS Financial Corp.	139,407

		1,715,310

Tobacco — 0.1%
43,200	Alliance One International, Inc.*	172,368

Trading Companies & Distributors — 0.9%
28,100	Aircastle Ltd. (Bermuda)	350,126
28,600	Applied Industrial Technologies, Inc.	1,008,436
1,400	DXP Enterprises, Inc.*	36,750

12,200	Interline Brands, Inc.*	257,664
6,900	Lawson Products, Inc.	152,007
7,700	TAL International Group, Inc.	277,585

		2,082,568

Water Utilities — 0.2%
12,700	American States Water Co.	443,357

Wireless Telecommunication Services — 0.5%
15,800	NTELOS Holdings Corp.	311,734
48,400	USA Mobility, Inc.	747,780

		1,059,514

	TOTAL COMMON STOCKS (cost $177,128,091)	225,028,499

EXCHANGE TRADED FUND — 0.3%
9,100	iShares Russell 2000 Value Index Fund(a) (cost $427,894)	696,605

	TOTAL LONG-TERM INVESTMENTS (cost $177,555,985)	225,725,104

SHORT-TERM INVESTMENT— 10.8%
Affiliated Money Market Mutual Fund
24,438,503	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $24,438,503; includes $22,973,979 of cash collateral for securities on loan)(b)(c)	24,438,503

	TOTAL INVESTMENTS — 110.3% (cost $201,994,488)(d)	250,163,607
	LIABILITIES IN EXCESS OF OTHER ASSETS — (10.3)%	(23,326,295)

	NET ASSETS — 100%	$226,837,312

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,378,216; cash collateral of $22,973,979 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of the Portfolio’s investments was $201,674,417; accordingly, net unrealized appreciation on investments for federal income tax purposes was $48,489,190 (gross unrealized appreciation $57,110,487; gross unrealized depreciation $8,621,297). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other differences between financial reporting and tax accounting as of the most recent fiscal year end.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$225,028,499	$—	$—
Exchange Traded Fund	696,605	—	—
Affiliated Money Market Mutual Fund	24,438,503	—	—

Total	$250,163,607	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions of bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in open end, non exchange-traded, mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 5

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 20, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 20, 2011

*	Print the name and title of each signing officer under his or her signature.